BORROWINGS - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 32,448
2023	6,000
Total	$ 38,448	$ 43,368